Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Fixed Assets, Net [Abstract]
Schedule of Fixed Assets, Net
	December 31,
	2023	2022
Cost:

Computers and software	$712	$573
Laboratory equipment	408	408
Furniture and office equipment	164	161
Leasehold improvement	146	136
	1,430	1,278
Accumulated depreciation:

Computers and software	$673	$574
Laboratory equipment	225	172
Furniture and office equipment	29	24
Leasehold improvement	73	59
	1,000	829

Carrying amount	$430	$449